Fixed Assets, Advances for Vessels Acquisition and Vessels under Construction (Details) $ in Thousands	1 Months Ended								2 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($) item	Jan. 31, 2025 item	Dec. 31, 2024 item	Jul. 31, 2024 item	Jun. 30, 2024 item	Mar. 31, 2024 USD ($)	Jun. 30, 2023 item	Apr. 30, 2023 item	Mar. 31, 2024 item	Mar. 31, 2025 item	Sep. 30, 2024 item	Jun. 30, 2024 USD ($) item	Jun. 30, 2025 USD ($) item	Jun. 30, 2024 USD ($)	Dec. 31, 2028 item	Dec. 31, 2027 item	Dec. 31, 2026 item	Dec. 31, 2024 USD ($) item t	Dec. 31, 2023 USD ($)	Feb. 03, 2025 USD ($)
Fixed Assets, Advances for Vessels Acquisition and Vessels under Construction
Number of vessels delivered																		6
Net gain on disposal of vessel | $												$ 7,094		$ 7,094
Interest expense capitalized | $													$ 9,300	11,400
Amortization of assumed time charters | $													0	$ 4,534
Manager
Fixed Assets, Advances for Vessels Acquisition and Vessels under Construction
Supervision fee per new building vessel payable | $	$ 850												850							$ 850
Supervision fees for vessels capitalized | $													600					$ 3,000
Stride
Fixed Assets, Advances for Vessels Acquisition and Vessels under Construction
Insurance proceeds | $						$ 11,900
Net gain on disposal of vessel | $																		8,300
Vessesls under Construction
Fixed Assets, Advances for Vessels Acquisition and Vessels under Construction
Interest expense capitalized | $													$ 9,300					$ 21,500
6,014 TEU
Fixed Assets, Advances for Vessels Acquisition and Vessels under Construction
TEU of vessels contracted for construction	6,014	6,014
Number of vessels contracted for construction	1
Two 6,014 TEU
Fixed Assets, Advances for Vessels Acquisition and Vessels under Construction
TEU of vessels contracted for construction								6,014
Number of vessels delivered										1
Number of vessels contracted for construction								2
Two 8,258 TEU
Fixed Assets, Advances for Vessels Acquisition and Vessels under Construction
TEU of vessels contracted for construction							8,258
Number of vessels contracted for construction							2
Four 8,258 TEU
Fixed Assets, Advances for Vessels Acquisition and Vessels under Construction
TEU of vessels contracted for construction									8,258
Number of vessels contracted for construction									4
Four 8,258 TEU | Forecast
Fixed Assets, Advances for Vessels Acquisition and Vessels under Construction
Number of vessels expected to be delivered																3	1
One 8,258 and five 9200 twenty-feet equivalent | Forecast
Fixed Assets, Advances for Vessels Acquisition and Vessels under Construction
Number of vessels expected to be delivered															2	4
One 8,258 TEU
Fixed Assets, Advances for Vessels Acquisition and Vessels under Construction
TEU of vessels contracted for construction					8,258
Number of vessels contracted for construction					1
Five 9,200 TEU Vessels
Fixed Assets, Advances for Vessels Acquisition and Vessels under Construction
TEU of vessels contracted for construction				9,200
Number of vessels contracted for construction				5
8,010 TEU Container Vessels
Fixed Assets, Advances for Vessels Acquisition and Vessels under Construction
Number of Container Vessels																		4
TEU of container vessels acquired																		8,010
7,165 TEU Container Vessels
Fixed Assets, Advances for Vessels Acquisition and Vessels under Construction
Number of Container Vessels																		2
TEU of container vessels acquired																		7,165
Two 9,200 TEU Vessels
Fixed Assets, Advances for Vessels Acquisition and Vessels under Construction
TEU of vessels contracted for construction			9,200
Number of vessels contracted for construction			2
TEU container vessels | Vessesls under Construction
Fixed Assets, Advances for Vessels Acquisition and Vessels under Construction
Number of vessels under construction	16												16
Aggregate purchase price | $	$ 1,516,600												$ 1,516,600
Payments for purchase price of construction assets | $													$ 62,200					$ 180,400	$ 40,000
Capesize Bulk Carriers
Fixed Assets, Advances for Vessels Acquisition and Vessels under Construction
Number of vessels delivered											1	2
Number of carriers agreed to acquire																		3
DWT of carriers agreed to acquire | t																		529,704
Aggregate amount of purchase price | $																		$ 79,800